SHARE OPTION PLANS - Outstanding Options (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Option One [Member] USD ($)	Dec. 31, 2012 Option One [Member] CNY	Dec. 31, 2012 Option Two [Member] USD ($)	Dec. 31, 2012 Option Two [Member] CNY	Dec. 31, 2012 Option Three [Member] USD ($)	Dec. 31, 2012 Option Three [Member] CNY	Dec. 31, 2012 Option Four [Member] USD ($)	Dec. 31, 2012 Option Four [Member] CNY	Dec. 31, 2012 Option Five [Member] USD ($)	Dec. 31, 2012 Option Five [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	3,605,152	3,711,785	4,124,472	3,320,311	1,095,279	1,095,279	361,859	361,859	151,714	151,714	1,311,800	1,311,800	684,500	684,500
Options outstanding Weighted average remaining contractual life	5 years				10 months 15 days	10 months 15 days	2 years 2 months	2 years 2 months	5 years 1 month 6 days	5 years 1 month 6 days	6 years 5 months 29 days	6 years 5 months 29 days	8 years 30 days	8 years 30 days
Fair value per share at grant date					$ 0.286	0.297	$ 4.896	40.420	$ 1.619	11.630	$ 0.947	6.490	$ 0.991	6.720
Weighted average exercise price	22					26		71		22		10		11
Number exercisable	2,934,952	2,439,744	2,125,918		1,095,279	1,095,279	361,859	361,859	151,714	151,714	983,850	983,850	342,250	342,250
Weighted average exercise price	24					26		71		22		10		11